Summary of Significant Accounting Policies - Fair Value Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, fair value disclosure		$ 1.2
Recurring | Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	$ 0.3	0.3	$ 34.4
Recurring | Level 1 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, fair value disclosure	15.9	20.2	0.0
Recurring | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, fair value disclosure	$ 7.9	$ 10.1	$ 0.0